UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ticker Symbol: (TDVFX)

SEMI-ANNUAL REPORT
March 31, 2014

Towle Deep Value Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Towle Deep Value Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.towlefund.com

1-888-998-6953
April 2014

To Our Shareholders:

For the six months ended March 31, 2014, the Towle Deep Value Fund (the “Fund”) produced a total return of 12.30% compared to a total return of 11.24% for the Russell 2000 Value and 12.51% for the S&P 500 Index.

For the 12 months ended March 31, 2014, the Fund produced a total return of 35.17% compared to a total return of 22.65% for the Russell 2000 Value and 21.86% for the S&P 500 Index.

From inception to date, the Fund has compounded capital at a 25.18% annualized rate of return compared to 21.29% for the Russell 2000 Value and 19.44% for the S&P 500 Index.

Renewed investor confidence of the last two years, evidenced by the steady state of the U. S. equity market, is well supported by the facts: global economic growth accelerates, U.S. employment steadily advances, commodity prices decline, inflation and interest rates remain subdued, the prospect of energy self-sufficiency pushes ahead, corporate profits hit record levels, the federal annual deficit drops substantially, and individual wealth creation reaches an all-time high. A positive environment for U.S. investors is at hand, and the equity market reflects this good news.

Even the developing crisis in Ukraine, unsettled concerns regarding China’s growth outlook, dastardly winter weather in the U.S., and prospects for higher Federal Reserve-direct interest rates couldn’t tilt pricing to the downside during the first few months of 2014.

We believe the consistent advance in the S&P 500 Stock Index speaks to the likelihood of an improving world wide economy in 2014. The International Monetary Fund forecasts world output expansion of 3.7% in the coming year!

While prospects for economic growth persist, equity valuations in general remain high. “Stocks are trending at a median valuation of 18.9 times the last 12 months earnings, above its historical average of 16.6. “ (Barron’s, March 12, 2014) With stocks fully priced, a correction is likely at some point this year so our expectation for outsized gains in the coming quarters is muted. That said, the Towle investment team stands ready to capitalize on any pullback to reposition the portfolio for maximum long term gain.

As the advisor to the Towle Deep Value Fund, Towle & Co.’s purpose is to provide a strategy that compounds capital over the long run at a rate in excess of the U.S. stock market. We believe the current portfolio held by the Fund contains equity positions that possess more than satisfactory three year upside potential.

Looking out many years, the concerns and issues of today will be overpowered by the economic progress of tomorrow. Faith in the human spirit, political freedom, technological innovation, and free enterprise will generate untold wealth and opportunity for mankind in the coming decades. Recognizing the long term nature of our investment strategy, we push on gratefully acknowledging the economic progress that is at hand.

Please know that we are fully committed to our well-defined, long-term, deep value investment strategy. The owners of Towle & Co., their families, and the employees of the firm maintain a significant investment in portfolios combined with or similar to client portfolios, including the Towle Deep Value Fund.

Thank you for investing with us, and for your continued confidence.

J. Ellwood Towle
Christopher D Towle
Peter J. Lewis, CFA
James M. Shields, CFA
Wesley R. Tibbetts, CFA

Stock fund prices fluctuate and investors may lose principal value. Micro-cap, small-cap and mid-cap stocks involve greater risks, and they can fluctuate in price more than larger company stocks. Foreign investments present additional risk due to currency exchange rate fluctuations, economic developments, political instability, and other factors. The Fund is non-diversified which increases the risk that the value of the Fund could go down because of the poor performance of a single investment. A value oriented investing style may go in and out of favor which may cause the Fund to sometimes underperform other equity funds.

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is an unmanaged capitalization-weighted index (weighted by the market value of the companies) of 500 stocks listed on various exchanges. One cannot invest directly in an index or an average.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.

The views in this shareholder letter were those of the Fund Managers as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

Towle Deep Value Fund
FUND PERFORMANCE at March 31, 2014 (Unaudited)

This graph compares a hypothetical $50,000 investment in the Fund, made at its inception, with a similar investment in the Russell 2000 Value Index.  The value of the Russell 2000 Value Index on October 28, 2011 is used as the beginning value on October 31, 2011.  Results include reinvestment of all dividends and capital gains.

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. This Index does not reflect expenses, fees or sales charge, which would lower performance. The Index is unmanaged and not available for investment.

Average Annual Total Returns as of March 31, 2014	6 Months	1 Year	Since Inception (10/31/11)
Towle Deep Value Fund	12.30%	35.17%	25.18%
Russell 2000 Value Index	11.24%	22.65%	21.29%

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 99TOWLE.

Instances of high double-digit returns are extraordinary and may not be repeated.  The recent growth rate in the stock market has helped produce short-term returns for some asset classes that are not typical and may not continue in the future.  Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Gross and net expense ratios for the Fund are 2.14% and 1.20%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund's returns would have been lower.   The contractual fee waivers are in effect until January 31, 2015.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.  Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.2%
	BASIC MATERIALS – 1.3%
38,160	Steel Dynamics, Inc.	$678,866

	CONSUMER, CYCLICAL – 26.3%
123,100	Commercial Vehicle Group, Inc.*	1,122,672
95,320	Goodyear Tire & Rubber Co.	2,490,712
194,290	Hawaiian Holdings, Inc.*	2,712,288
56,220	Ingram Micro, Inc. - Class A*	1,661,863
59,590	Jones Group, Inc.	892,062
172,170	Meritor, Inc.*	2,109,082
30,880	Navistar International Corp.*	1,045,906
94,380	Titan Machinery, Inc.*	1,478,935
		13,513,520
	CONSUMER, NON-CYCLICAL – 7.9%
132,530	Chiquita Brands International, Inc.*	1,649,998
58,920	PHH Corp.*	1,522,493
129,570	SUPERVALU, Inc.*	886,259
		4,058,750
	ENERGY – 23.1%
517,460	Cal Dive International, Inc.*	879,682
73,890	Cloud Peak Energy, Inc.*	1,562,035
48,670	PBF Energy, Inc. - Class A	1,255,686
99,500	Peabody Energy Corp.	1,625,830
76,580	Renewable Energy Group, Inc.*	917,428
145,070	Swift Energy Co.*	1,560,953
36,540	Tesoro Corp.	1,848,559
41,390	Valero Energy Corp.	2,197,809
		11,847,982
	FINANCIAL – 7.4%
27,435	Argo Group International Holdings Ltd.	1,259,267
35,050	CNA Financial Corp.	1,497,336
17,260	Hanover Insurance Group, Inc.	1,060,454
		3,817,057
	INDUSTRIAL – 24.1%
168,260	Aegean Marine Petroleum Network, Inc.	1,659,044
174,470	Air Transport Services Group, Inc.*	1,369,589
41,120	Arkansas Best Corp.	1,519,384
68,220	Atlas Air Worldwide Holdings, Inc.*	2,406,119
191,050	Flextronics International Ltd.*	1,765,302
67,960	General Cable Corp.	1,740,456
89,570	Sanmina Corp.*	1,562,996

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
26,040	Star Bulk Carriers Corp.*	$371,591
		12,394,481
	TECHNOLOGY – 4.1%
68,760	Unisys Corp.*	2,094,430

	TOTAL COMMON STOCKS (Cost $38,995,679)	48,405,086

Principal Amount

	SHORT-TERM INVESTMENTS – 6.4%
$3,275,109	UMB Money Market Fiduciary, 0.01%1	3,275,109

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,275,109)	3,275,109

	TOTAL INVESTMENTS – 100.6% (Cost $42,270,788)	51,680,195
	Liabilities in Excess of Other Assets – (0.6)%	(328,871)

	TOTAL NET ASSETS – 100.0%	$51,351,324

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
SUMMARY OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Cyclical	26.3%
Industrial	24.1%
Energy	23.1%
Consumer, Non-cyclical	7.9%
Financial	7.4%
Technology	4.1%
Basic Materials	1.3%
Total Common Stocks	94.2%
Short-Term Investments	6.4%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $42,270,788)	$51,680,195
Receivables:
Fund shares sold	30,348
Dividends and interest	4,415
Prepaid expenses	14,765
Total assets	51,729,723

Liabilities:
Payables:
Investment securities purchased	300,165
Advisory fees	27,584
Shareholder servicing fees (Note 7)	19,988
Auditing fees	8,737
Transfer agent fees and expenses	7,126
Fund administration fees	5,320
Fund accounting fees	4,439
Accrued other expenses	5,040
Total liabilities	378,399

Net Assets	$51,351,324

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$41,515,519
Accumulated net investment loss	(79,749)
Accumulated net realized gain on investments	506,147
Net unrealized appreciation on investments	9,409,407
Net Assets	$51,351,324

Number of shares issued and outstanding	3,126,254
Net asset value per share	$16.43

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2014 (Unaudited)

Investment Income:
Dividends	$194,131
Interest	171
Total investment income	194,302

Expenses:
Advisory fees	180,484
Shareholder servicing fees (Note 7)	26,925
Administration fees	25,672
Fund accounting fees	17,560
Transfer agent fees and expenses	16,702
Registration fees	12,264
Auditing fees	8,729
Custody fees	8,134
Chief Compliance Officer fees	5,485
Legal fees	4,987
Shareholder reporting fees	4,570
Trustees' fees and expenses	2,992
Miscellaneous	2,062
Insurance fees	604
Total expenses	317,170
Advisory fees waived	(43,119)
Net expenses	274,051
Net investment loss	(79,749)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	1,374,339
Net change in unrealized appreciation/depreciation on investments	3,969,531
Net realized and unrealized gain on investments	5,343,870

Net Increase in Net Assets from Operations	$5,264,121

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(79,749)		$(18,731)
Net realized gain on investments	1,374,339		1,151,331
Net change in unrealized appreciation/depreciation
on investments	3,969,531		5,138,335
Net increase in net assets resulting from operations	5,264,121		6,270,935

Distributions to Shareholders:
From net investment income	−		(4,618)
From net realized gains	(1,971,757)		(5,321)
Total distributions to shareholders	(1,971,757)		(9,939)

Capital Transactions:
Net proceeds from shares sold	11,847,603		27,517,833
Reinvestment of distributions	1,952,444		9,940
Cost of shares redeemed1	(4,888,030)		(1,021,901)
Net increase in net assets from capital transactions	8,912,017		26,505,872

Total increase (decrease) in net assets	12,204,381		32,766,868

Net Assets:
Beginning of period	39,146,943		6,380,075
End of period	$51,351,324		$39,146,943

Accumulated net investment income (loss)	$(79,749)	$	−

Capital Share Transactions:
Shares sold	754,626		1,996,721
Shares reinvested	127,611		931
Shares redeemed	(312,644)		(75,609)
Net increase in capital share transactions	569,593		1,922,043

1	Net of redemption fee proceeds of $1,538 and $1,043, respectively.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30, 2013	For the Period October 31, 2011* through September 30, 2012

Net asset value, beginning of period	$15.31		$10.05	$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.03)		(0.02)	-	2
Net realized and unrealized gain on investments	1.86		5.30	0.05
Total from investment operations	1.83		5.28	0.05
Less Distributions:
From net investment income	-		(0.01)	-
From net realized gains	(0.71)		(0.01)	-
Total distributions	(0.71)		(0.02)	-

Net asset value, end of period	$16.43		$15.31	$10.05

Total return3	12.30%	4	52.55%	0.50%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51,351		$39,147	$6,380

Ratio of expenses to average net assets:
Before fees waived	1.39%	5	2.14%	5.13%	5
After fees waived	1.20%	5	1.20%	1.20%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.54)%	5	(1.05)%	(3.93)%	5
After fees waived	(0.35)%	5	(0.11)%	0.00%	5
Portfolio turnover rate	14%	4	43%	34%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

Note 1 – Organization
Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on October 31, 2011.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  For the six months ended March 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Towle & Co. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.79% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.20% of the Fund's average daily net assets.  This agreement is effective until January 31, 2015, and may be terminated by the Trust’s Board of Trustees.

For the six months ended March 31, 2014, the Advisor waived advisory fees of $43,119.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they are waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At March 31, 2014, the amount of these potentially receivable expenses was $378,375.  The Advisor may recapture all or a portion of this amount no later than September 30 of the years stated below:

2015	$177,599
2016	157,657
2017	43,119

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2014 (Unaudited)

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended March 31, 2014, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At March 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$42,514,242

Gross unrealized appreciation	10,572,359
Gross unrealized depreciation	(1,406,406)

Net unrealized appreciation	$9,165,953

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2013, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$297,605
Undistributed long-term capital gains	1,049,414
Tax accumulated earnings	1,347,019

Accumulated capital and other losses	-
Net unrealized appreciation on investments	5,196,422
Total accumulated earnings	$6,543,441

The tax character of distributions paid during the fiscal year ended September 30, 2013 was as follows:

Distribution paid from:	2013
Ordinary income	$9,939
Long-term capital gains	-
Total distributions paid	$9,939

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended March 31, 2014, the Fund received $1,538 in redemption fees.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2014 (Unaudited)

Note 6 – Investment Transactions
For the six months ended March 31, 2014, purchases and sales of investments, excluding short-term investments, were $14,196,283 and $5,871,896, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2014 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$48,405,086	$-	$-	$48,405,086
Short-Term Investments	3,275,109	-	-	3,275,109
Total Investments	$51,680,195	$-	$-	$51,680,195

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Towle Deep Value Fund
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/1/13 through 3/31/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/13	3/31/14	10/1/13 – 3/31/14
Actual Performance	$1,000.00	$1,123.00	$6.35
Hypothetical (5% annual return before expenses)	1,000.00	1,018.95	6.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Towle Deep Value Fund
a series of  the Investment Managers Series Trust

Investment Advisor
Towle & Co.
1610 Des Peres Road, Suite 250
St. Louis, MO  63131

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, MO  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, CA  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Towle Deep Value Fund	TDVFX	461 418 360

Privacy Principles of the Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Towle Deep Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 99TOWLE (888-998-6953) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 99TOWLE (888-998-6953) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 99TOWLE (888-998-6953). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Towle Deep Value Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 99TOWLE (888-998-6953)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	6/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	6/6/14

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	6/6/14